Deferred Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Revenues [Line Items]
Non-refundable upfront payment	$ 2,500,000
Receive non-refundable milestone payments	16,000,000
Estimated total transaction price	2,500,000
Long-term deferred revenues	2,499,969	$ 2,499,969
License [Member]
Deferred Revenues [Line Items]
Deferred revenue recognized	$ 2,500,000